Subsequent Events (Details)	12 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 NOK1,500 Million Floating Interest Rate Bond Loans Payable NOK	Dec. 31, 2014 Secured Debt Credit Facility US$2,000 USD ($)	Jun. 30, 2013 Ship Finance Affiliated Entity USD ($)	Oct. 17, 2013 SF Linus Ltd Revolving Credit Facility US $475 Million Revolving Credit Facility USD ($)	Jun. 30, 2014 SF Linus Ltd Ship Finance Affiliated Entity US $475 Million Revolving Credit Facility USD ($)	Dec. 31, 2014 SF Linus Ltd Ship Finance Affiliated Entity US $475 Million Revolving Credit Facility USD ($)	Oct. 17, 2013 SF Linus Ltd Ship Finance Affiliated Entity US $475 Million Revolving Credit Facility USD ($)	Aug. 20, 2014 Rosneft [Member] USD ($)
Subsequent Event [Line Items]
Long-term debt, fair value			1,500,000,000
Maximum borrowing capacity				2,000,000,000		475,000,000
Issuance of common shares in private placement	114,100,000	300,000,000
Debt face amount								451,300,000	475,000,000
Coupon rate (as a percent)			6.18%
Proceeds from (repayments of) secured debt							40,000,000
Sale value (in US$ millions)					195,000,000
Sale leaseback transaction, amount of transaction					$ 600,000,000
Percentage of interests acquired										100.00%
Business acquisition, share price (usd per share)										$ 9.25
Ownership percentage										30.00%